Accounting Policies, by Policy (Policies)	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Statement of compliance

(a) Statement of compliance

The interim consolidated financial statements (the interim financial statements) are general purpose interim financial statements and have been have prepared in accordance with the requirements of the Corporations Act 2001, applicable accounting standards including AASB 134 Interim Financial Reporting, Accounting Interpretations and other authoritative pronouncements of the Australian Accounting Standards Board (‘AASB’). Compliance with AASB 134 ensures compliance with IAS 34 ‘Interim Financial Reporting’.

The interim financial statements comprise the interim financial statements for the Group. For the purposes of preparing the interim financial statements, the Group is a for-profit entity.

The interim financial statements do not include full disclosures of the type normally included in the full financial report. Therefore, it cannot be expected to provide as full an understanding of the financial performance, financial position and cash flows of the Group as in the full financial report. It is recommended interim financial statements be read in conjunction with the full financial report for the year ended 30 June 2022 and any public announcements made by Incannex Healthcare Limited and its subsidiaries during the half-year in accordance with continuous disclosure requirements arising under the Corporations Act 2001 and the ASX Listing Rules.

The accounting policies and methods of computation adopted are consistent with those of the previous financial year and corresponding half-year except for the impact of the new standards and interpretations effective 1 July 2022 as outlined below and accounting for leases set out in note 7. These accounting policies are consistent with Australian Accounting Standards and with International Financial Reporting Standards. To ensure comparability with current year disclosures, some presentation changes have been made to comparative information.

The interim financial statements were authorised for issue on 27 February 2022.

The interim financial statements comply with Australian Accounting Standards, which include Australian equivalents to International Financial Reporting Standards (AIFRS). Compliance with AIFRS ensures that the financial report, comprising the interim financial statements and notes thereto, complies with International Financial Reporting Standards (IFRS).

Basis of preparation

(b) Basis of preparation

The interim financial statements have been prepared on a historical cost basis, except for the revaluation of certain financial instruments to fair value. Cost is based on the fair value of the consideration given in exchange for assets.

The Group is domiciled in Australia and all amounts are presented in Australian dollars, unless otherwise noted.

For the purpose of preparing the interim financial statements, the half-year has been treated as a discrete reporting period.

Adoption of new and revised standards

(c) Adoption of new and revised standards

The Group has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) that are mandatory for the current reporting period.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

Significant accounting estimates and judgements

(d) Significant accounting estimates and judgements

The preparation of the interim financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expense. Actual results may differ from these estimates.

The judgements, estimates and assumptions applied in the interim financial statements, including the key sources of estimation uncertainty were the same as those applied in the Group’s last annual financial statements for the year ended 30 June 2022 – excepting the accounting for the acquisition of APIRX Pharmaceuticals as set out below.

Acquisition of APIRx Pharmaceuticals

The Group has determined that the acquisition of APIRx Pharameticals (“APIRx”) in August 2022 is not deemed a business combination as the acquired set of activities and assets of APIRx did not meet the definition of a business under AASB 3 Business Combinations. Therefore, the transaction has been accounted for as an asset acquisition.

In an asset acquisition , the assets acquired are assigned a carrying amount based on their relative fair values in an asset purchase transaction and no deferred tax will arise in relation to the acquired assets and assumed liabilities as per the initial recognition exemption under AASB 112 Income Taxes.

Furthermore, no goodwill arises on acquisition and transaction costs of the acquisition are included in the capitalised cost of the asset.

In determining when an transaction is an asset acquisition and not a business, significant judgment is required to assess whether the assets acquired constitute a business in accordance with AASB 3. Under AASB 3 a business is an integrated set of activities and assets that is capable of being conducted or managed for the purposes of providing a return, and consists of inputs and processes which, when applied to those inputs has the ability to create outputs.

Going concern

(e) Going concern

The financial report has been prepared on the going concern basis, which contemplates continuity of normal business activities and the realisation of assets and settlements of liabilities in the ordinary course of business.